Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 2,864,900	$ 2,508,600	$ 8,623,500	$ 7,245,100	$ 9,775,200	$ 7,784,400
Benchtop Laboratory Equipment
Revenues	2,434,600	2,365,700	7,465,700	6,803,300	9,043,600	6,783,600
Foreign sales	783,600	942,200	2,814,700	2,724,800	3,483,700	2,589,800
Bioprocessing Systems
Revenues	430,300	142,900	1,157,800	441,800	731,600	1,000,800
Foreign sales	$ 269,700	$ 102,600	$ 791,200	$ 395,000	684,600	1,000,400
Consolidated
Revenues					9,775,200	7,784,400
Foreign sales					$ 4,168,300	$ 3,590,200